Segment and geographic information - Business segments' results (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Net gain on trading	¥ 160,905	¥ 91,142	¥ 302,823	¥ 143,136
Non-interest expenses - Other	¥ 33,274	¥ 76,873	¥ 78,230	125,087
US Client [Member]
Segment Reporting Information [Line Items]
Losses arising from transactions included in Non-interest revenue and Non-interest expense				65,362
Net gain on trading				(56,073)
Non-interest expenses - Other				¥ 9,289